Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of statement of cash flows	5 Months Ended
Jun. 30, 2021 USD ($)
As Reported [Member]
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$ 482,750,970
Change in value of Class A common stock subject to possible redemption	15,536,450
Adjustment [Member]
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	(482,750,970)
Change in value of Class A common stock subject to possible redemption	(15,536,450)
As Restated [Member]
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption
Change in value of Class A common stock subject to possible redemption